Schedule of Allowance for Doubtful Accounts (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 1	51,579
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 2	124,672
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 3	43,353
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 4	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 5	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 6	95,838
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 7	(15,250)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 8	(73,093)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 9	(14,519)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 10	36,329
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 11	51,579
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 12	124,672